Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Dec. 25, 2022 USD ($)	Dec. 26, 2021 USD ($)	Dec. 27, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE DISCLOSURE
The following table sets forth information concerning the relationship between executive compensation actually paid and certain financial performance of the Company for each of the last three fiscal years. For further information concerning the Company’s variable pay-for-performance philosophy and how the Company’s aligns executive compensation with the Company’s performance, refer to “Executive Compensation—Compensation Discussion and Analysis.”
Year	Summary Compensation Table Total for to Mr. Murphy(1)	Summary Compensation Table Total for Mr. Hart(1)	Compensation Actually Paid to Mr. Murphy(2)	Compensation Actually Paid to Mr. Hart(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (millions)(7)	Adjusted EBITDA (millions)(8)
							Total Shareholder Return(5)	Peer Group Total Shareholder Return(6)
(a)	(b) ($)	(c) ($)	(d) ($)	(e) ($)	(f) ($)	(g) ($)	(h) ($)	(i) ($)	(j) ($)	(k) ($)
2022	5,203,896	3,154,080	(2,217,630)	2,441,211	1,038,702	353,016	17.98	97.51	(77.8)	52.8
2021	5,359,783	N/A	1,204,535	N/A	1,235,919	608,244	55.30	125.81	(50.0)	63.5
2020	5,117,133	N/A	6,958,668	N/A	1,047,121	1,000,167	64.78	129.74	(276.1)	(31.7)

(1)
The dollar amounts reported in columns (b) and (c) are the amounts of total compensation reported for Mr. Murphy and Mr. Hart, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.”

(2)
The dollar amounts reported in column (d) and (e) represent the amount of “compensation actually paid” to Mr. Murphy and Mr. Hart, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Murphy or Mr. Hart during the applicable year.

	Mr. Murphy			Mr. Hart
	2022	2021	2020	2022
PEO Summary Compensation Table Total (b and c)	$5,203,896	$5,359,783	$5,117,133	$3,154,080
Grant Date Fair Value of Stock and Option Awards (-)	$4,068,150	$4,067,922	$3,797,618	$1,699,252
Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	$727,629	$1,641,178	$6,218,224	$986,383
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	$(1,649,936)	$(2,472,395)	$(579,071)	N/A
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	N/A	N/A	N/A	N/A
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	$(687,208)	$743,891	N/A	N/A
Fair Value at the end of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions (-)	$1,743,861	N/A	N/A	N/A
Compensation Actually Paid to PEO (c)	$(2,217,630)	$1,204,535	$6,958,668	$2,441,211

(3)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Murphy and Mr. Hart) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Murphy and Mr. Hart) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Lynn Schweinfurth, Todd Wilson, Wayne Davis, Michael Buchmeier, Sarah Mussetter, Jonathan Muhtar, Darla Morse; (ii) for 2021, Lynn Schweinfurth, Jonathan Muhtar, Michael Kaplan, Darla Morse, Michael Buchmeier; and (iii) for 2020, Lynn Schweinfurth, Jonathan Muhtar, Michael Kaplan, Michael Buchmeier, Dean Cookson.

(4)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Murphy and Mr. Hart), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Murphy and Mr. Hart) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Murphy and Mr. Hart) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Year
	2022	2021	2020
Average Summary Compensation Table Total for Non-PEO NEOs (d)	$1,038,702	$1,235,919	$1,047,121
Grant Date Fair Value of Stock and Option Awards (-)	$485,920	$695,574	$542,853
Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	$127,024	$283,695	$888,867
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	$(92,033)	$(306,438)	$(179,008)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	N/A	N/A	N/A
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	$(19,245)	$140,675	$(34,100)
Fair Value at the end of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions (-)	$215,512	$50,033	$179,860
Average Compensation Actually Paid to Non-PEO NEOs (e)	$353,016	$608,244	$1,000,167

(5)
Pursuant to SEC Rules, the TSR figures assume an initial investment of $100 on December 29, 2019.

(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 600 Restaurant Index.

(7)
The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.

(8)
While the Company uses multiple financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote [Text Block]
(1)
The dollar amounts reported in columns (b) and (c) are the amounts of total compensation reported for Mr. Murphy and Mr. Hart, respectively, for each corresponding year in the “Total” column of the Summary Compensation Table. Refer to “Executive Compensation—Executive Compensation Tables—Summary Compensation Table.
(3)
The dollar amounts reported in column (f) represent the average of the amounts reported for the Company’s named executive officers (NEOs) as a group (excluding Mr. Murphy and Mr. Hart) in the “Total” column of the Summary Compensation Table in each applicable year. The names of each of the NEOs (excluding Mr. Murphy and Mr. Hart) included for purposes of calculating the average amounts in each applicable year are as follows: (i) for 2022, Lynn Schweinfurth, Todd Wilson, Wayne Davis, Michael Buchmeier, Sarah Mussetter, Jonathan Muhtar, Darla Morse; (ii) for 2021, Lynn Schweinfurth, Jonathan Muhtar, Michael Kaplan, Darla Morse, Michael Buchmeier; and (iii) for 2020, Lynn Schweinfurth, Jonathan Muhtar, Michael Kaplan, Michael Buchmeier, Dean Cookson.

Peer Group Issuers, Footnote [Text Block]
(6)
Represents the weighted peer group TSR, weighted according to the respective companies’ stock market capitalization at the beginning of each period for which a return is indicated. The peer group used for this purpose is the S&P 600 Restaurant Index.

Adjustment To PEO Compensation, Footnote [Text Block]
(2)
The dollar amounts reported in column (d) and (e) represent the amount of “compensation actually paid” to Mr. Murphy and Mr. Hart, respectively, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amount of compensation earned by or paid to Mr. Murphy or Mr. Hart during the applicable year.

	Mr. Murphy			Mr. Hart
	2022	2021	2020	2022
PEO Summary Compensation Table Total (b and c)	$5,203,896	$5,359,783	$5,117,133	$3,154,080
Grant Date Fair Value of Stock and Option Awards (-)	$4,068,150	$4,067,922	$3,797,618	$1,699,252
Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	$727,629	$1,641,178	$6,218,224	$986,383
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	$(1,649,936)	$(2,472,395)	$(579,071)	N/A
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	N/A	N/A	N/A	N/A
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	$(687,208)	$743,891	N/A	N/A
Fair Value at the end of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions (-)	$1,743,861	N/A	N/A	N/A
Compensation Actually Paid to PEO (c)	$(2,217,630)	$1,204,535	$6,958,668	$2,441,211

Non-PEO NEO Average Total Compensation Amount	$ 1,038,702	$ 1,235,919	$ 1,047,121
Non-PEO NEO Average Compensation Actually Paid Amount	$ 353,016	608,244	1,000,167
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(4)
The dollar amounts reported in column (g) represent the average amount of “compensation actually paid” to the NEOs as a group (excluding Mr. Murphy and Mr. Hart), as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the NEOs as a group (excluding Mr. Murphy and Mr. Hart) during the applicable year. In accordance with the requirements of Item 402(v) of Regulation S-K, the following adjustments were made to average total compensation for the NEOs as a group (excluding Mr. Murphy and Mr. Hart) for each year to determine the compensation actually paid, using the same methodology described above in Note 2:

	Year
	2022	2021	2020
Average Summary Compensation Table Total for Non-PEO NEOs (d)	$1,038,702	$1,235,919	$1,047,121
Grant Date Fair Value of Stock and Option Awards (-)	$485,920	$695,574	$542,853
Fair Value at Year End of Outstanding and Unvested Equity Awards Granted in Year (+)	$127,024	$283,695	$888,867
Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards (+)	$(92,033)	$(306,438)	$(179,008)
Fair Value as of Vesting Date of Equity Awards Granted and Vested in Year (+)	N/A	N/A	N/A
Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in Year (+)	$(19,245)	$140,675	$(34,100)
Fair Value at the end of the Prior Year of Equity Awards that Fail to Meet Vesting Conditions (-)	$215,512	$50,033	$179,860
Average Compensation Actually Paid to Non-PEO NEOs (e)	$353,016	$608,244	$1,000,167

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Tabular List [Table Text Block]
Financial Performance Measures
As described in greater detail in the “Executive Compensation—Compensation Discussion and Analysis,” the Company’s executive compensation program reflects a pay-for-performance philosophy. The metrics that the Company uses for our long-term incentive awards are selected based on an objective of incentivizing our NEOs to increase the value of our enterprise for our shareholders. The most important financial performance measures used by the Company to link executive compensation actually paid to the Company’s NEOs, for the most recently completed fiscal year, to the Company’s performance are as follows:
2022 Most Important Measures (Unranked)
• Adjusted EBITDA
• Net Income
• Relative Total Shareholder Return

Total Shareholder Return Amount	$ 17.98	55.3	64.78
Peer Group Total Shareholder Return Amount	97.51	125.81	129.74
Net Income (Loss)	$ (77,800,000)	$ (50,000,000)	$ (276,100,000)
Company Selected Measure Amount	52.8	63.5	(31.7)
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Non-GAAP Measure Description [Text Block]
(8)
While the Company uses multiple financial and non-financial performance measures for the purpose of evaluating performance for the Company’s compensation programs, the Company has determined that Adjusted EBITDA is the financial performance measure that, in the Company’s assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the table) used by the company to link compensation actually paid to the company’s NEOs, for the most recently completed fiscal year, to company performance.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Net Income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Relative Total Shareholder Return
Mr. Murphy [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 5,203,896	$ 5,359,783	$ 5,117,133
PEO Actually Paid Compensation Amount	$ (2,217,630)	1,204,535	6,958,668
PEO Name	Mr. Murphy
Mr. Hart [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 3,154,080
PEO Actually Paid Compensation Amount	$ 2,441,211
PEO Name	Mr. Hart
PEO [Member] | Mr. Murphy [Member] | Grant Date Fair Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 4,068,150	4,067,922	3,797,618
PEO [Member] | Mr. Murphy [Member] | Fair Value At Year End Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	727,629	1,641,178	6,218,224
PEO [Member] | Mr. Murphy [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,649,936)	(2,472,395)	(579,071)
PEO [Member] | Mr. Murphy [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(687,208)	743,891
PEO [Member] | Mr. Murphy [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Fail To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,743,861
PEO [Member] | Mr. Hart [Member] | Grant Date Fair Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,699,252
PEO [Member] | Mr. Hart [Member] | Fair Value At Year End Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	986,383
Non-PEO NEO [Member] | Grant Date Fair Value Of Stock And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	485,920	695,574	542,853
Non-PEO NEO [Member] | Fair Value At Year End Of Outstanding And Unvested Equity Awards Granted In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	127,024	283,695	888,867
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Outstanding And Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(92,033)	(306,438)	(179,008)
Non-PEO NEO [Member] | Year Over Year Change In Fair Value Of Equity Awards Granted In Prior Years That Vested In Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(19,245)	140,675	(34,100)
Non-PEO NEO [Member] | Fair Value At The End Of The Prior Year Of Equity Awards That Fail To Meet Vesting Conditions [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 215,512	$ 50,033	$ 179,860